THE WESTWOOD FUNDS
                               ==================

 Westwood Balanced Fund o Westwood Equity Fund o Westwood Intermediate Bond Fund

                               Semi-Annual Report
                                 March 31, 1997

Dear Fellow Shareholder:

     We are pleased to provide the March 31, 1997 semi-annual report for the Westwood Funds, including the Westwood Equity Fund, Westwood Balanced Fund and Westwood Intermediate Bond Fund.

Economic Commentary

     Despite Alan Greenspan's concerns over the excessively priced markets, the stock market continued to make history by setting new highs during the last 3 months of 1996. Although our domestic markets seemed to ignore Mr. Greenspan's comments, the international markets responded by losing an average of 5% the following day. It was not until Mr. Greenspan reiterated his concerns during his February Humphrey Hawkins testimony that our stock and bond markets began to show signs of volatility. After a series of strong economic reports, particularly from the housing sector, the Federal Reserve responded by increasing short-term interest rates by 25 basis points. As a result of the stronger economic data and the concern from the Fed, the market erased its new highs and trading sessions became increasingly volatile. At the end of March, major stock and bond indices had only slight year-to-date gains or even losses to report.

     At Westwood, our philosophy is to manage investments with a strict discipline and to remain vigilant to the adverse consequences associated with a volatile marketplace. As you might recall from our annual shareholder letter, we began to increase the defensive structure in all our mutual funds in anticipation of these volatile periods. As you continue to read, we will share with you the adjustments made to the funds over the past 6 months.

Westwood Equity Fund

     For the six months ended March 31, 1997, the ***** - rated Westwood Equity Fund Retail Class(1) posted a return of 10.9% and the Service Class returned 10.8%. For the most recent quarter, the Retail Class and Service Class shares both earned 2.6%, versus an average return of -4.5% for 232 capital appreciation funds tracked by Lipper Analytical Services, Inc. The S&P 500 Index earned 2.7% for the same period.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1997. The ratings are subject to change every month. Morningstar ratings are calculated from the Funds' 3, 5 and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in an investment category receive 5 stars and the next 22.5% receive 4 stars. As of March 31, 1997, the Westwood Equity Fund Retail Class received an overall rating of 5 stars (*****) from Morningstar. The Fund was rated 5 stars for the 3, 5 and 10-year periods ended March 31, 1997 among 1,919, 1,076 and 601 equity funds, respectively. As of March 31, 1997, the Westwood Balanced Fund Retail Class received an overall rating of 5 stars (*****) from Morningstar. The Fund was rated 5 stars for the 5-year period and 4 stars for the 3 year period ended March 31, 1997 among 1,076 and 1,919 balanced funds, respectively. The Westwood Equity Fund received a 5-star rating for the one-year period and the Westwood Balanced Fund received a 4-star rating for the one-year period. The one year rating is calculated in the same method but is not a component of the overall rating.

     For the five and ten years ended March 31, 1997, the Equity Fund Retail Class had total returns of 126.9% and 230.0%, which equate to average annual returns of 17.8% and 12.7%, respectively. The Equity Fund Retail Class and Service Class achieved total returns since their respective inceptions on January 2, 1987 and January 28, 1994, through March 31, 1997, of 296.3% and 74.1%, which equate to average annual returns of 14.4% and 19.1%, respectively.

     Although the Fund remained approximately 90% invested in stocks, adjustments were made by divesting of holdings in Computer Associates International, Inc. (CA), Fluor Corporation (FLR), IMC Global Inc. (IGL), and Boeing Co. (BA). Proceeds were reinvested in Bell Atlantic Corporation (BEL), Campbell Soup Company (CPB), CVS Corp. (CVS), Pennzoil Company (PZL), Ahmanson (H.F.) & Co. (AHM), American General Hospitality Corp. (AGT), and Lucent Technologies (LU). The objective in our trading decisions was to first sell securities that had reached their price objectives and/or were becoming too risky to be held in the Fund. We purchased securities that were undervalued but were also able to decrease the overall volatility in the Fund. We continued to increase our commitment to the higher yielding REIT sector and as such, purchased shares of Prentiss Properties and Security Capital Atlantic.

     An overweighting in four of the five top performing market sectors - consumer staples, finance, health care and energy - contributed positively to the performance of the Fund during the last six months. For the most recent quarter, top performing stocks included Dell Computer Corp., Campbell Soup, American General Hospitality, Conseco, Inc., Tenet Healthcare Corp. and, from the REIT sector, Patriot American Hospitality.

     The Equity Fund continued to receive favorable press during the previous six months, and was featured in several financial publications including Barrons, Money, The Wall Street Journal and Louis Rukeyser's Mutual Fund Newsletter. The Equity Fund has enjoyed asset growth resulting not only from investor interest associated with these publications but also from the Fund's availability through Schwab's OneSource and newly offered Fund of Funds program.

Westwood Balanced Fund

     For the six months ended March 31, 1997, the ***** - rated Westwood Balanced Fund Retail Class1 posted a return of 7.7% and the Service Class returned 7.6%. For the most recent quarter, the Retail Class earned 1.4% and the Service Class earned 1.3%, versus an average return of 0.44% for the 335 balanced funds tracked by Lipper Analytical Services, Inc. The blended return of 60% S&P 500 and 40% Lehman Brothers Government Return for the same period was 1.3%.

     For the three and five years ended March 31, 1997, the Balanced Fund Retail Class had total returns of 60.1% and 94.4%, which equate to average annual returns of 17.0% and 14.2%, respectively. For the three years ended March 31, 1997, the Balanced Fund Service Class had a total return of 58.9%, which equates to an average annual return of 16.7%. The Balanced Fund Retail Class and Service Class achieved total returns since their respective inceptions on October 1, 1991 and April 6, 1993, through March 31, 1997, of 107.8% and 74.4%, which equate to average annual returns of 14.2% and 15.0%, respectively.

     Strategies for the equity and fixed income funds which are discussed in this letter also apply to their respective components in the Balanced Fund. Over the last six months we have shifted the allocation among stocks, bonds and cash by decreasing our exposure in equities from approximately 60% to 57%. Proceeds from the sales were re-deployed into fixed income securities and cash.

Westwood Intermediate Bond Fund

     For the six months ended March 31, 1997, the Westwood Intermediate Bond Fund Retail Class earned 3.8% versus 2.2% for the Lehman Brothers Government Corporate Bond Index (LBG/C). For the most recent quarter ended March 31, 1997, the Fund earned 0.3%, versus a -0.9% return for the LBG/C Index.

     For the three and five years ended March 31, 1997, the Intermediate Bond Fund Retail Class had total returns of 18.6% and 36.2%, which equate to average annual returns of 5.8% and 6.4%, respectively. Since its inception on October 1, 1991 through March 31, 1997, the Fund's total return was 40.5%, which equates to an average annual return of 6.4%. The Lehman Brothers Government Corporate Bond Index had an average annual return of 7.4% over the same period.

     The bond market's strength in the fourth quarter was driven by signs of a slowing economy. The market's strength was short lived due to strength in the housing sector and a strong Christmas season for retailers. Performance in the Fund was enhanced by an overweighting in lower-rated corporate bonds and a continued commitment to the top performing asset-backed sector. A decision to decrease the average maturity in the Fund during the first three months of 1997 also contributed to performance. Top performing bonds during the most recent quarter included corporate bonds issued by Jacor Communications Co., Tenet Healthcare and Lockheed Martin, as well as asset-backed securities collateralized by auto and home equity loans.

New Mutual Fund Offerings at Westwood

     Two new funds have joined Westwood's family of funds. The Westwood Realty Fund (a fund consisting of publicly traded equity REIT's) and the Westwood SmallCap Equity Fund (a fund consisting of stocks with market capitalizations between $100 million and $1 billion). Both Funds are managed by experienced portfolio managers. I am leading the investment team for the Realty Fund and Lynda Calkin, CFA, is leading our team for the SmallCap Fund. Both funds are no-load with a $1,000 minimum investment. Prospectuses and applications are available by calling 1-800-WESTWOOD.

Capital Market Outlook

     Over the past few years, we have been fortunate to find ourselves investing in an extraordinary environment. We expect that, going forward, the major stock indices will begin to earn more normal returns (single digit increases) or perhaps show slight declines. As we work our way through 1997, we will continue to apply our investment discipline which incorporates risk management control measures at all levels. We will continue to look for undervalued securities, yet we are mindful that it is better to let some opportunities pass by than to risk losing shareholder capital.

     We welcome your comments and encourage you to write us directly at our offices or on the internet at WESTW1@aol.com.

                                        Sincerely,


                                        /s/ Susan M. Byrne

                                        Susan M. Byrne
                                        President and Chief Investment Officer

May  1, 1997

                               The Westwood Funds
                               ==================

                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND
                                   (unaudited)

                      Westwood Funds -- Retail Class Shares
                      -------------------------------------
                   Average Annual Returns -- March 31, 1997(a)

                             Calendar
                             --------
                                1Q    1 yr   5 yr   Life of Fund  Inception Date
                                --    ----   ----   ------------  --------------
        Equity...............   2.6%  19.1%  17.8%      14.4%        1/02/87
        Intermediate Bond....   0.3    6.7    6.4        6.4         10/01/91
        Balanced.............   1.4   13.8   14.2       14.2         10/01/91

                     Westwood Funds -- Service Class Shares
                     --------------------------------------
                 Average Annual Returns -- March 31, 1997(a)(b)

                                           1 yr   Life of Fund   Inception Date
                                           ----   ------------   --------------
        Equity..........................   14.0%      17.6%         1/28/94
        Balanced........................    9.1       13.8          4/06/93

(a) Average annual and total returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, the returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b)  Adjusted for the maximum 4.0% sales charge.

Westwood Equity Fund
Portfolio of Investments -- March 31, 1997 (unaudited)
================================================================================

  Shares                                                 Cost           Value
  ------                                                 ----           -----
          COMMON STOCKS -- 89.7%
          AUTO RELATED -- 4.6%
  27,600  Chrysler Corporation ....................   $  847,581     $  828,000
  22,800  Eaton Corp ..............................    1,383,617      1,615,950
  14,400  Lear Corp * .............................      517,850        480,600
                                                      ----------     ----------
                                                       2,749,048      2,924,550
                                                      ----------     ----------
          CAPITAL GOODS -- 2.8%
  20,794  Lockheed Martin Corp. ...................    1,645,099      1,746,695
                                                      ----------     ----------
          CONSUMER PRODUCTS -- 2.6%
  38,600  Anheuser-Busch Cos. .....................    1,526,999      1,626,025
                                                      ----------     ----------
          COMPUTER EQUIPMENT -- 2.6%
  24,600  Dell Computer Corp.* ....................    1,517,702      1,663,575
                                                      ----------     ----------
          COMPUTER SOFTWARE -- 3.0%
  40,677  Sterling Commerce, Inc.* ................    1,179,633      1,179,633
  25,500  Sterling Software, Inc.* ................      761,540        704,438
                                                      ----------     ----------
                                                       1,941,173      1,884,071
                                                      ----------     ----------
          ELECTRICAL EQUIPMENT -- 3.4%
  27,900  Berg Electronics Corp.* .................      748,300        795,150
  89,300  Scientific-Atlanta, Inc. ................    1,454,427      1,361,825
                                                      ----------     ----------
                                                       2,202,727      2,156,975
                                                      ----------     ----------
          ENERGY -- 10.8%
  43,200  Baker Hughes, Inc .......................    1,446,242      1,657,800
  12,600  Mobil Corporation .......................    1,505,284      1,645,875
  33,100  Pennzoil Company ........................    1,976,194      1,712,925
  16,400  Texaco, Inc .............................    1,467,618      1,795,800
                                                      ----------     ----------
                                                       6,395,338      6,812,400
                                                      ----------     ----------
          FINANCIAL SERVICES -- 1.3%
  22,900  Ahmanson (H.F.) & Co. ...................      916,827        835,850
                                                      ----------     ----------
          FOOD PROCESSING -- 2.5%
  33,800  Campbell Soup Company ...................    1,372,340      1,567,475
                                                      ----------     ----------
          FOREST PRODUCTS & PAPER -- 1.7%
  35,100  Boise Cascade Corp. .....................    1,215,028      1,070,550
                                                      ----------     ----------
          HEALTH CARE -- 4.4%
  26,200  American Home Products, Inc. ............    1,436,002      1,572,000
  50,700  Tenet Healthcare Corp.* .................    1,049,252      1,248,488
                                                      ----------     ----------
                                                       2,485,254      2,820,488
                                                      ----------     ----------
          HOTEL/RESTAURANT MANAGEMENT -- 3.8%
  24,700  American General Hospitality Corp. ......      468,149        673,075
  34,200  Marriott International, Inc. ............    1,623,816      1,701,450
                                                      ----------     ----------
                                                       2,091,965      2,374,525
                                                      ----------     ----------
          INDUSTRIAL GOODS -- 2.0%
  23,400  PPG Industries, Inc. ....................    1,089,640      1,263,600
                                                      ----------     ----------
          INSURANCE -- 5.0%
  10,400  CIGNA Corp ..............................    1,250,731      1,519,700
  46,600  Conseco, Inc ............................    1,357,367      1,660,125
                                                      ----------     ----------
                                                       2,608,098      3,179,825
                                                      ----------     ----------
          MACHINERY -- 2 7%
  39,300  Deere & Company .........................    1,553,875      1,709,550
                                                       ---------       ---------
          PHARMACEUTICALS -- 2.6%
  35,600  Genzyme Corp * ..........................      854,685        801,000
  11,900  SmithKline Beecham plc-ADR ..............      721,907        833,000
                                                      ----------     ----------
                                                       1,576,592      1,634,000
                                                      ----------     ----------
Principal/
  Shares                                                 Cost           Value
  ------                                                 ----           -----
          RAW MATERIALS -- 5.2%
  24,500  Aluminum Company of America .............   $1,518,554     $1,666,000
  15,400  E. I. du Pont de Nemours and Company ....    1,342,099      1,632,400
                                                      ----------     ----------
                                                       2,860,653      3,298,400
                                                      ----------     ----------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 9.5%
  28,900  Crescent Real Estate Equities, Inc. .....      669,051        773,075
  18,500  Duke Realty Investments, Inc. ...........      609,037        751,562
  31,000  Excel Realty Trust Inc. .................      775,000        829,250
  23,300  Highwoods Properties, Inc. ..............      682,750        780,550
  36,400  Patriot American Hospitality, Inc. ......      623,807        882,700
  32,500  Prentiss Properties Trust ...............      740,586        824,688
  15,000  Security Capital Industrial Trust .......      282,353        313,125
  35,200  Security Capital Pacific Trust ..........      684,952        858,000
                                                      ----------     ----------
                                                       5,067,536      6,012,950
                                                      ----------     ----------
          RETAIL -- 2.6%
   7,000  Circuit City Stores, Inc ................      144,335        105,000
  34,100  CVS Corp ................................    1,345,104      1,572,863
                                                      ----------     ----------
                                                       1,489,439      1,677,863
                                                      ----------     ----------
          TECHNOLOGY -- 2.8%
  12,800  International Business
            Machines Corporation ..................    1,598,048      1,758,400
                                                      ----------     ----------
          TELECOMMUNICATIONS -- 8.4%
  28,700  Bell Atlantic Corporation ...............    1,852,203      1,747,112
  34,100  Lucent Technologies, Inc. ...............    1,826,358      1,798,775
  33,400  SBC Communications, Inc. ................    1,714,656      1,757,675
                                                      ----------     ----------
                                                       5,393,217      5,303,562
                                                      ----------     ----------
          UTILITIES -- 5.4%
  37,600  GTE Corporation .........................    1,594,541      1,753,100
  81,200  Houston Industries Incorporated .........    1,796,927      1,695,050
                                                      ----------     ----------
                                                       3,391,468      3,448,150
                                                      ----------     ----------
          TOTAL COMMON STOCKS .....................   52,688,066     56,769,479
                                                      ----------     ----------
          U.S. TREASURY OBLIGATIONS -- 9.9%

$  440,000  Notes, 6.25%, 6/30/1998 ...............      441,501        440,303
   800,000  Notes, 5.875%, 1/31/1999 ..............      798,837        792,616
   750,000  Notes, 5.875%, 11/15/1999 .............      746,662        737,730
   500,000  Notes, 5.875%, 2/15/2000 ..............      496,896        490,605
 2,435,000  Notes, 6.25%, 1/31/2002 ...............    2,427,559      2,383,646
   500,000  Notes, 6.25%, 2/28/2002 ...............      496,525        489,135
   450,000  Notes, 6.875%, 5/15/2006 ..............      449,453        447,709
   250,000  Notes, 7.00%, 7/15/2006 ...............      250,442        250,653
   250,000  Notes, 6.25%, 2/15/2007 ...............      241,452        238,145
                                                      ----------     ----------
          TOTAL U.S. TREASURY
            OBLIGATIONS ...........................    6,349,327      6,270,542
                                                      ----------     ----------
          TOTAL INVESTMENTS** --
            99.6% .................................  $59,037,393     63,040,021
                                                     ===========
          Other Assets in excess of
            liabilities-- 0.4% ....................                     277,508
                                                                    -----------
          NET ASSETS-- 100.0% .....................                 $63,317,529
                                                                    ===========

*  Non-Income producing.
** The cost of securities for Federal income tax purposes is $59,049,422.
   ADR - American Depository Receipts.

                See accompanying notes to financial statements.

Westwood Intermediate Bond Fund
Portfolio of Investments -- March 31, 1997 (unaudited)
================================================================================

 Principal                                               Cost          Value
 ---------                                               ----          -----
          ASSET BACKED SECURITIES -- 13.1%
$275,000  Contimortgage Home 96-3,
            7.83%,  2/15/2016 ......................  $ 280,946      $ 278,438
 100,000  Ford Credit Auto Loan
            Master Trust 6.50%,
            8/15/2002 ..............................     99,684         98,875
  59,361  GMAC Grantor Trust 7.15%,
            3/15/2000 ..............................     59,349         59,806
 125,000  Green Tree Financial Trust
            6.45%, 7/15/2026 .......................    125,000        124,403
  55,876  Old Stone Credit Corp.
            5.15%, 9/15/2008 .......................     55,825         53,121
  24,041  Premier Auto Trust 1994-4,
            6.45%, 5/02/1998 .......................     23,796         24,090
  75,000  Spieker Properties LP
            7.125%, 12/01/2006 .....................     74,904         71,812
                                                     ----------     ----------
          TOTAL ASSET BACKED
            SECURITIES .............................    719,504        710,545
                                                     ----------     ----------
          PREFERRED STOCK -- 2.3%
   5,000  NB Capital Trust 7.84% ...................    123,125        121,250
                                                     ----------     ----------
          CORPORATE OBLIGATIONS -- 37.1%
          CAPITAL GOODS -- 7.2%
 125,000  Boeing Co. 8.75%,
            9/15/2031 ..............................    147,812        140,781
  50,000  Lockheed Martin Corp.
            6.625%, 6/15/1998 ......................     49,996         50,127
 200,000  Lockheed Martin Corp.
            6.85%, 5/15/2001 .......................    199,862        198,250
                                                     ----------     ----------
                                                        397,670        389,158
                                                     ----------     ----------
          FINANCIAL SERVICES -- 3.6%
 100,000  Chase Capital II 6.0625%,
            2/01/2027 ..............................     98,833         97,500
 100,000  Societe Generale (NY)
            7.40%, 6/01/2006 .......................     99,781         98,500
                                                     ----------     ----------
                                                        198,614        196,000
                                                     ----------     ----------
          HEALTH CARE -- 4.7%
 140,000  Health Care Property Investors,
            Inc. 6.50%, 2/15/2006 ..................    139,018        129,416
 125,000  Tenet Healthcare Corp.
            8.625%, 1/15/2007 ......................    124,869        124,531
                                                     ----------     ----------
                                                        263,887        253,947
                                                     ----------     ----------
          INDUSTRIAL GOODS -- 12.6%
 100,000  Crown Paper Co. 11.00%,
            9/01/2005 ..............................     94,916         92,500
 250,000  Globalstar LP/Capital
            11.375%, 2/15/2004 .....................    250,000        243,750
 150,000  ITT Corporation 6.25%,
            11/15/2000 .............................    149,613        145,313
 200,000  WMX Technologies, Inc.
            7.125%, 6/15/2001 ......................    199,748        199,500
                                                     ----------     ----------
                                                        694,277        681,063
                                                     ----------     ----------
          RAW MATERIALS -- 1.0%
  50,000  E.I. du Pont de Nemours and
            Company 9.15%, 4/15/2000 ...............     53,057         53,125
                                                     ----------     ----------
          REAL ESTATE/DEVELOPMENT -- 3.4%
 185,000  Post Apartments Homes LP
            7.25%, 10/01/2003 ......................    184,375        182,095
                                                     ----------     ----------
          TELECOMMUNICATIONS -- 4.6%
 100,000  Jacor Communications Inc.
            9.75%, 12/15/2006 ......................    100,000        102,500
 150,000  Lucent Technologies, Inc.
            7.25%, 7/15/2006 .......................    149,676        148,688
                                                     ----------     ----------
                                                        249,676        251,188
                                                     ----------     ----------
          TOTAL CORPORATE
            OBLIGATIONS ............................  2,041,556      2,006,576
                                                     ----------     ----------
          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.3%
 125,000  Federal National Mortgage
            Association 7.20%,
            7/25/2025 ..............................    126,632        125,312
                                                     ----------     ----------
          U.S. TREASURY OBLIGATIONS -- 27.0%
 100,000  Bonds, 8.75%, 5/15/2017 ..................    114,377        116,147
 625,000  Bonds, 6.625%, 8/15/2026 .................    633,953        592,550
 140,000  Notes, 5.125%, 4/30/1998 .................    138,896        138,541
 200,000  Notes, 7.00%, 4/15/1999 ..................    203,771        202,060
 125,000  Notes, 7.75%, 11/30/1999 .................    126,782        128,503
 300,000  Notes, 6.625%, 2/15/2027 .................    292,914        282,552
                                                     ----------     ----------
          TOTAL U.S. TREASURY
            OBLIGATIONS ............................  1,510,693      1,460,353
                                                     ----------     ----------
          TOTAL INVESTMENTS*
            -- 81.8% ............................... $4,521,510      4,424,036
                                                     ==========
          Other assets in excess of
            liabilities -- 18.2% ...................                   984,462
                                                                    ----------
          NET ASSETS -- 100.0% .....................                $5,408,498
                                                                    ==========

* The cost of securities for Federal income tax purposes is substantially the same.

                See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- March 31, 1997 (unaudited)
================================================================================

  Shares                                                Cost           Value
  ------                                                ----           -----
          COMMON STOCKS -- 59.4%
          AUTO RELATED -- 3.2%
  15,800  Chrysler Corporation ..................... $  480,003     $  474,000
  13,300  Eaton Corp ...............................    771,873        942,638
   9,400  Lear Corp.* ..............................    328,550        313,725
                                                     ----------     ----------
                                                      1,580,426      1,730,363
                                                     ----------     ----------
          CAPITAL GOODS -- 1.8%
  11,627  Lockheed Martin Corp .....................    803,424        976,667
                                                     ----------     ----------
          CONSUMER PRODUCTS -- 1.7%
  21,900  Anheuser-Busch Cos .......................    839,832        922,537
                                                     ----------     ----------
          COMPUTER EQUIPMENT -- 1.8%
  14,000  Dell Computer Corp.* .....................    860,474        946,750
                                                     ----------     ----------
          COMPUTER SOFTWARE -- 1.9%
  24,118  Sterling Commerce, Inc.* .................    586,640        699,422
  12,300  Sterling Software, Inc ...................    349,857        339,788
                                                     ----------     ----------
                                                        936,497      1,039,210
                                                     ----------     ----------
          ELECTRICAL EQUIPMENT -- 2.3%
  15,900  Berg Electronics Corp.* ..................    410,889        453,150
  50,600  Scientific-Atlanta, Inc ..................    802,387        771,650
                                                     ----------     ----------
                                                      1,213,276      1,224,800
                                                     ----------     ----------
          ENERGY -- 7.2%
  24,800  Baker Hughes, Inc ........................    817,035        951,700
   7,200  Mobil Corporation ........................    836,750        940,500
  18,800  Pennzoil Company .........................  1,126,075        972,900
   9,400  Texaco, Inc ..............................    779,516      1,029,300
                                                     ----------     ----------
                                                      3,559,376      3,894,400
                                                     ----------     ----------
          FINANCIAL SERVICES -- 0.8%
  12,400  Ahmanson (H.F.) & Co .....................    496,460        452,600
                                                     ----------     ----------
          FOOD PROCESSING -- 1.7%
  20,200  Campbell Soup Company ....................    818,589        936,775
                                                     ----------     ----------
          FOREST PRODUCTS & PAPER -- 1.2%
  20,200  Boise Cascade Corp .......................    695,228        616,100
                                                     ----------     ----------
          HEALTH CARE -- 3.1%
  14,600  American Home Products, Inc ..............    760,838        876,000
  31,600  Tenet Healthcare Corp.* ..................    641,500        778,150
                                                     ----------     ----------
                                                      1,402,338      1,654,150
                                                     ----------     ----------
          HOTEL/RESTAURANT MANAGEMENT -- 2.6%
  16,500  American General Hospitality
            Corp ...................................    301,093        449,625
  19,500  Marriott International, Inc ..............    895,689        970,125
                                                     ----------     ----------
                                                      1,196,782      1,419,750
                                                     ----------     ----------
          INDUSTRIAL GOODS -- 1.5%
  15,000  PPG Industries, Inc ......................    690,740        810,000
                                                     ----------     ----------
          INSURANCE -- 3.3%
   6,100  CIGNA Corp ...............................    699,962        891,362
  25,500  Conseco, Inc .............................    732,519        908,438
                                                     ----------     ----------
                                                      1,432,481      1,799,800
                                                     ----------     ----------
          MACHINERY -- 1.8%
  22,400  Deere & Company ..........................    844,108        974,400
                                                     ----------     ----------

Principal/
  Shares                                               Cost            Value
  ------                                               ----            -----

          PHARMACEUTICALS -- 1.7%
  20,200  Genzyme Corp.* ........................... $  472,972     $  454,500
   6,600  SmithKline Beecham plc-ADR ...............    378,128        462,000
                                                     ----------     ----------
                                                        851,100        916,500
                                                     ----------     ----------
          RAW MATERIALS -- 3.5%
  14,000  Aluminum Company of
            America ................................    817,942        952,000
   8,800  E.I. du Pont de Nemours
            and Company ............................    710,949        932,800
                                                     ----------     ----------
                                                      1,528,891      1,884,800
                                                     ----------     ----------
          REAL ESTATE INVESTMENT TRUSTS (REITS)-- 5.6%
  16,400  Crescent Real Estate Equities, Inc .......    340,934        438,700
  11,100  Duke Realty Investments, Inc .............    345,942        450,938
  13,800  Highwoods Properties, Inc ................    378,287        462,300
  21,200  Patriot American Hospitality, Inc ........    333,757        514,100
  18,400  Prentiss Properties Trust ................    399,613        466,900
  10,000  Security Capital Industrial Trust ........    172,500        208,750
  20,100  Security Capital Pacific Trust ...........    372,713        489,937
                                                     ----------     ----------
                                                      2,343,746      3,031,625
                                                     ----------     ----------
          RETAIL -- 1.7%
  20,200  CVS Corp .................................    786,673        931,725
                                                     ----------     ----------
          TECHNOLOGY -- 1.9%
   7,400  International Business Machines
            Corporation ............................    873,747      1,016,575
                                                     ----------     ----------
          TELECOMMUNICATIONS -- 5.5%
  16,300  Bell Atlantic Corporation ................  1,043,205        992,263
  19,100  Lucent Technologies, Inc .................  1,018,605      1,007,525
  18,800  SBC Communications, Inc ..................    948,842        989,350
                                                     ----------     ----------
                                                      3,010,652      2,989,138
                                                     ----------     ----------
          UTILITIES -- 3.6%
  21,500  GTE Corporation ..........................    890,860      1,002,438
  46,000  Houston Industries
            Incorporated ...........................  1,008,641        960,250
                                                     ----------     ----------
                                                      1,899,501      1,962,688
                                                     ----------     ----------
          TOTAL COMMON STOCKS ...................... 28,664,341     32,131,353
                                                     ----------     ----------
          ASSET BACKED SECURITIES -- 3.1%
$550,000  Contimortgage Home Equity 96-3,
            7.83%, 2/15/2016 .......................    561,892        556,875
 169,000  EQCC Home Equity 93-2a,
            5.15%, 9/15/2008 .......................    164,405        166,127
 230,000  Ford Credit Auto Loan Master
            Trust, 6.50%, 8/15/2002 ................    227,951        227,413
  89,041  GMAC Grantor Trust 7.15%,
            3/15/2000 ..............................     89,013         89,709
 375,000  Green Tree Financial Trust
            6.45%, 7/15/2026 .......................    375,000        373,208
  18,625  Old Stone Credit Corp.
            5.15%, 9/15/2008 .......................     18,605         17,707
  72,122  Premier Auto Trust 1994-4,
            6.45%, 5/02/1998 .......................     71,744         72,269
 200,000  Spieker Properties LP
            7.125%, 12/01/2006 .....................    199,740        191,500
                                                     ----------     ----------
          TOTAL ASSET BACKED
            SECURITIES .............................  1,708,350      1,694,808
                                                     ----------     ----------

                See accompanying notes to financial statements.

Westwood Balanced Fund
Portfolio of Investments -- March 31, 1997 (unaudited) (continued)
================================================================================

 Principal                                               Cost          Value
 ---------                                               ----          -----
           CORPORATE OBLIGATIONS -- 8.1%
           CAPITAL GOODS -- 1.1%
$ 250,000  Boeing Co. 8.75%, 9/15/2031 .............. $  295,623     $  281,563
  150,000  Lockheed Martin Corp. 6.625%,
             6/15/1998 ..............................    149,981        150,380
  175,000  Lockheed Martin Corp. 6.85%,
             5/15/2001 ..............................    174,858        173,468
                                                      ----------     ----------
                                                         620,462        605,411
                                                      ----------     ----------
           COMPUTER SOFTWARE -- 0.5%
  300,000  Oracle Corporation 6.72%,
             2/15/2004 ..............................    300,000        288,375
                                                      ----------     ----------
           ENERGY -- 0.2%
  100,000  Texaco Capital 9.00%,
             11/15/1997 .............................    101,578        101,607
                                                      ----------     ----------
           ENTERTAINMENT -- 0.6%
  325,000  Viacom, Inc. 8.75%, 5/15/2001 ............    334,524        333,125
                                                      ----------     ----------
           FINANCIAL SERVICES -- 2.5%
  600,000  Chase Capital II 6.0625%,
             2/01/2027 ..............................    592,967        585,000
  186,477  Olympic Financial Auto Loan
             6.30%, 1/15/2000 .......................    186,395        186,626
  325,000  Simon Debartolo Group, Inc.
             6.875%, 11/15/2006 .....................    323,902        307,125
  250,000  Societe Generale (NY)
             7.40%, 6/01/2006 .......................    249,463        246,250
                                                      ----------     ----------
                                                       1,352,727      1,325,001
                                                      ----------     ----------
           HEALTH CARE -- 0.4%
  240,000  Health Care Property Investors, Inc.
              6.50%, 2/15/2006 ......................    235,935        221,856
                                                      ----------     ----------
           INDUSTRIAL GOODS -- 1.2%
  370,000  ITT Corporation 6.25%,
             11/15/2000 .............................    363,513        358,438
  275,000  WMX Technologies, Inc.
             7.125%, 6/15/2001 ......................    274,656        274,312
                                                      ----------     ----------
                                                         638,169        632,750
                                                      ----------     ----------
           RAW MATERIALS -- 0.2%
  100,000  E.I. du Pont de Nemours and
             Company 9.15%, 4/15/2000 ...............    106,115        106,250
                                                      ----------     ----------
           REAL ESTATE/DEVELOPMENT -- 0.9%
  500,000  Post Apartment Homes  LP
             7.25%, 10/01/2003 ......................    498,210        492,150
                                                      ----------     ----------
           TELECOMMUNICATIONS -- 0.5%
  270,000  Lucent Technologies, Inc.
             7.25%, 7/15/2006 .......................    269,425        267,638
                                                      ----------     ----------
           TOTAL CORPORATE
             OBLIGATIONS ............................  4,457,145      4,374,163
                                                      ----------     ----------
           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
  130,000  Federal National Mortgage
             Association 7.20%,
             7/25/2025 ..............................    131,698        130,325
                                                      ----------     ----------
           U.S. TREASURY OBLIGATIONS -- 29.1%
  160,000  Bonds, 8.75%, 5/15/2017 ..................    173,241        185,835
  105,000  Bonds, 7.125%, 2/15/2023 .................    107,146        103,759
  155,000  Bonds, 6.875%, 8/15/2025 .................    170,026        149,006
  900,000  Notes, 5.875%, 7/31/1997 .................    901,879        900,756
  455,000  Notes, 5.125%, 4/30/1998 .................    451,409        450,259
1,475,000  Notes, 6.25%, 6/30/1998 ..................  1,480,034      1,476,017
  500,000  Notes, 5.875%, 1/31/1999 .................    500,796        495,385
  500,000  Notes, 7.00%, 4/15/1999 ..................    510,264        505,150
1,000,000  Notes, 5.875%, 11/15/1999 ................    998,242        983,640
1,500,000  Notes, 5.875%, 2/15/2000 .................  1,489,033      1,471,815
  230,000  Notes, 7.125%, 2/29/2000 .................    241,567        233,068
4,715,000  Notes, 6.25%, 1/31/2002 ..................  4,728,434      4,615,561
  500,000  Notes, 6.25%, 2/28/2002 ..................    496,484        489,135
  200,000  Notes, 7.50%, 2/15/2005 ..................    222,827        206,920
  275,000  Notes, 6.50%, 8/15/2005 ..................    286,071        267,377
   90,000  Notes, 5.875%, 11/15/2005 ................     88,713         83,847
  695,000  Notes, 6.875%, 5/15/2006 .................    697,841        691,462
1,110,000  Notes, 7.00%, 7/15/2006 ..................  1,155,225      1,112,897
  500,000  Notes, 6.25%, 2/15/2007 ..................    483,762        476,290
  500,000  Notes, 6.50%, 11/15/2026 .................    475,000        460,415
  400,000  Notes, 6.625%, 2/15/2027 .................    383,688        376,736
                                                      ----------     ----------
            TOTAL U.S. TREASURY
              OBLIGATIONS ........................... 16,041,682     15,735,330
                                                      ----------     ----------
            TOTAL INVESTMENTS** --
              99.9% ................................ $51,003,216     54,065,979
                                                     ===========
            Other assets in excess of
              liabilities -- 0.1% ..................                     48,363
                                                                    -----------
            NET ASSETS -- 100.0% ...................                $54,114,342
                                                                    ===========

*    Non-Income producing.
** The cost of securities for Federal income tax purposes is $51,030,988. ADR- American Depository Receipts.

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Assets and Liabilities
March 31, 1997 (unaudited)
================================================================================

                                                   Equity     Intermediate   Balanced
                                                    Fund       Bond Fund       Fund
                                                 -----------  -----------   -----------
ASSETS
Investments in securities at value
  (cost $59,037,393, $4,521,510 and
  $51,003,216, respectively) ..................  $63,040,021  $ 4,424,036   $54,065,979
Cash ..........................................      758,784      436,769          --
Receivable for fund shares sold ...............      272,470        5,000       103,456
Dividends and interest receivable .............      175,457       67,664       373,781
Receivable for investments sold ...............      109,927      495,500        91,905
Prepaid expenses ..............................        2,226          476           720
                                                 -----------  -----------   -----------
    Total Assets ..............................   64,358,885    5,429,445    54,635,841
                                                 -----------  -----------   -----------

LIABILITIES
Payable for investments purchased .............      799,844         --         326,001
Payable for fund shares redeemed ..............       27,693         --            --
Payable to custodian ..........................         --           --          41,828
Advisory fee payable (Note 3) .................      131,099         --          71,609
Distribution expense payable (Note 3) .........       23,883        2,288        25,922
Other accrued expenses ........................       58,837       18,659        56,139
                                                 -----------  -----------   -----------
    Total Liabilities .........................    1,041,356       20,947       521,499
                                                 -----------  -----------   -----------
NET ASSETS ....................................  $63,317,529  $ 5,408,498   $54,114,342
                                                 ===========  ===========   ===========
Net Assets Consist of:
Capital Stock .................................  $     8,331  $       543   $     5,547
Additional paid-in capital ....................   57,695,840    6,001,756    49,874,817
Accumulated undistributed net investment income      154,705          466        55,113
Accumulated undistributed realized gain (loss)
  on investments ..............................    1,456,025     (496,793)    1,116,102
Unrealized appreciation (depreciation) on
  investments .................................    4,002,628      (97,474)    3,062,763
                                                 -----------  -----------   -----------
Net Assets ....................................  $63,317,529  $ 5,408,498   $54,114,342
                                                 ===========  ===========   ===========

SHARES OF BENEFICIAL INTEREST
Retail Class:
Shares of beneficial interest outstanding .....    8,043,375      543,286     4,325,809
                                                 ===========  ===========   ===========
Net asset value, offering and redemption price
  per share ...................................  $      7.60  $      9.96   $      9.76
                                                 ===========  ===========   ===========
Service Class:
Shares of beneficial interest outstanding .....      287,743                  1,221,289
                                                 ===========                ===========
Net asset value and redemption price per share.  $      7.61                $      9.74
                                                 ===========                ===========
Maximum offering price per share ($7.61/.96
  and $9.74/.96, respectively) ................  $      7.93                $     10.15
                                                 ===========                ===========

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Statement of Operations
For the six months ended March 31, 1997 (unaudited)
================================================================================

                                                       Equity      Intermediate     Balanced
                                                        Fund         Bond Fund        Fund
                                                     -----------     ---------     -----------
Investment Income:
  Interest ......................................    $   143,882     $ 175,805     $   568,185
  Dividends .....................................        467,618        13,185         317,641
                                                     -----------     ---------     -----------
                                                         611,500       188,990         885,826
                                                     -----------     ---------     -----------
Expenses:
  Advisory (Note 3) .............................        222,353        16,214         165,837
  Distribution-- Retail Class (Note 3) ..........         53,512         6,756          40,293
  Distribution-- Service Class (Note 3) .........          4,069          --            28,703
  Audit & Tax ...................................         20,905         1,831          21,176
  Registration ..................................         19,381         6,213          14,217
  Shareholder services ..........................         16,922         4,645          25,558
  Custody .......................................         10,736         4,181          11,946
  Reports to shareholders .......................          7,463         1,309           9,616
  Legal .........................................          6,407           849           8,265
  Trustee .......................................          2,537         2,074           2,562
  Miscellaneous .................................          6,294         3,813          12,692
                                                     -----------     ---------     -----------
    Total expenses before waivers ...............        370,579        47,885         340,865
    Less expenses waived/reimbursed by Adviser ..        (24,133)      (18,661)        (39,047)
                                                     -----------     ---------     -----------
    Net expenses ................................        346,446        29,224         301,818
                                                     -----------     ---------     -----------
Net investment income ...........................        265,054       159,766         584,008
                                                     -----------     ---------     -----------
Net realized gain on investments ................      1,530,191        99,196       1,281,375
Change in unrealized appreciation (depreciation)
  of investments ................................      1,114,034       (58,902)        721,287
                                                     -----------     ---------     -----------
Net realized and unrealized gain on investments..      2,644,225        40,294       2,002,662
                                                     -----------     ---------     -----------
Net increase in net assets resulting from
  operations ....................................    $ 2,909,279     $ 200,060     $ 2,586,670
                                                     ===========     =========     ===========

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Westwood Equity Fund
Statement of Changes in Net Assets
================================================================================

                                                                      For the         For the
                                                                 Six Months ended    Year ended
                                                                  March 31, 1997    September 30,
                                                                    (unaudited)         1996
                                                                  ---------------  --------------
Operations:
     Net investment income ....................................    $    265,054     $    245,203
     Net realized gain on investments .........................       1,530,191        3,776,460
     Change in unrealized appreciation of investments .........       1,114,034          732,252
                                                                   ------------     ------------
     Net increase in net assets resulting from operations .....       2,909,279        4,753,915
                                                                   ------------     ------------
Dividends to shareholders from net investment income:
     Retail Class .............................................        (298,531)        (136,789)
     Service Class ............................................         (10,884)            --
                                                                   ------------     ------------
                                                                       (309,415)        (136,789)
                                                                   ------------     ------------
Distributions to shareholders from net realized gain
  on investments:
     Retail Class .............................................      (3,698,222)      (1,203,822)
     Service Class ............................................        (148,100)          (4,738)
                                                                   ------------     ------------
                                                                     (3,846,322)      (1,208,560)
                                                                   ------------     ------------
     Decrease in net assets resulting from distributions
       to shareholders ........................................      (4,155,737)      (1,345,349)
                                                                   ------------     ------------
Capital Share Transactions:
     Proceeds from sales of shares:
       Retail Class ...........................................      35,093,170       13,671,023
       Service Class ..........................................         952,223        1,193,888
                                                                   ------------     ------------
                                                                     36,045,393       14,864,911
                                                                   ------------     ------------
     Net asset value of shares issued to shareholders upon
       reinvestment of dividends and distributions:
         Retail Class .........................................       3,960,522        1,328,732
         Service Class ........................................         158,980            4,738
                                                                   ------------     ------------
                                                                      4,119,502        1,333,470
                                                                   ------------     ------------
     Net asset value of shares redeemed:
         Retail Class .........................................      (6,048,809)      (3,924,009)
         Service Class ........................................        (115,052)         (91,065)
                                                                   ------------     ------------
                                                                     (6,163,861)      (4,015,074)
                                                                   ------------     ------------
     Net increase in net assets from capital share transactions      34,001,034       12,183,307
                                                                   ------------     ------------
Total increase in net assets ..................................      32,754,576       15,591,873
Net Assets:
     Beginning of period ......................................      30,562,953       14,971,080
                                                                   ------------     ------------
     End of period (including undistributed net investment
       income of $154,705 and $199,066, respectively) .........    $ 63,317,529     $ 30,562,953
                                                                   ============     ============

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Westwood Intermediate Bond Fund
Statement of Changes in Net Assets
================================================================================

                                                                 For the         For the
                                                            Six Months ended   Year ended
                                                             March 31, 1997   September 30,
                                                               (unaudited)        1996
                                                             --------------- --------------
Operations:
     Net investment income ...............................    $   159,766     $   281,492
     Net realized gain on investments ....................         99,196          92,155
     Change in unrealized depreciation of investments ....        (58,902)       (143,346)
                                                              -----------     -----------
     Net increase in net assets resulting from operations         200,060         230,301
                                                              -----------     -----------
Dividends to shareholders from net investment income:
     Retail Class ........................................       (159,766)       (281,492)
                                                              -----------     -----------
Capital Share Transactions:
     Proceeds from sales of shares:
          Retail Class ...................................        783,501       1,825,411
                                                              -----------     -----------
     Net asset value of shares issued to shareholders upon
       reinvestment of dividends and distributions:
          Retail Class ...................................        108,334         184,446
                                                              -----------     -----------
     Net asset value of shares redeemed:
          Retail Class ...................................     (1,019,324)     (1,192,260)
                                                              -----------     -----------
     Net increase (decrease) in net assets from capital
       share transactions ................................       (127,489)        817,597
                                                              -----------     -----------
Total increase (decrease) in net assets ..................        (87,195)        766,406
Net Assets:
     Beginning of period .................................      5,495,693       4,729,287
                                                              -----------     -----------
     End of period (Including undistributed net
       investment income of $466 and $466, respectively) .    $ 5,408,498     $ 5,495,693
                                                              ===========     ===========

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Westwood Balanced Fund
Statement of Changes in Net Assets
================================================================================

                                                                           For the         For the
                                                                      Six Months ended    Year ended
                                                                       March 31, 1997    September 30,
                                                                         (unaudited)         1996
                                                                         -----------     ------------
Operations:
     Net investment income .........................................    $    584,008     $    596,382
     Net realized gain on investments ..............................       1,281,375        2,402,768
     Change in unrealized appreciation of investments ..............         721,287          761,337
                                                                        ------------     ------------
     Net increase in net assets resulting from operations ..........       2,586,670        3,760,487
                                                                        ------------     ------------
Dividends to shareholders from net investment income:
     Retail Class ..................................................        (405,014)        (388,690)
     Service Class .................................................        (124,353)        (207,865)
                                                                        ------------     ------------
                                                                            (529,367)        (596,555)
                                                                        ------------     ------------
Distributions to shareholders from net realized gain on investments:
     Retail Class ..................................................      (1,720,932)        (136,634)
     Service Class .................................................        (687,890)        (108,437)
                                                                        ------------     ------------
                                                                          (2,408,822)        (245,071)
                                                                        ------------     ------------
     Decrease in net assets resulting from distributions
       to shareholders .............................................      (2,938,189)        (841,626)
                                                                        ------------     ------------
Capital Share Transactions:
     Proceeds from sales of shares:
          Retail Class .............................................      20,668,644       16,778,536
          Service Class ............................................       1,384,947        4,707,239
                                                                        ------------     ------------
                                                                          22,053,591       21,485,775
                                                                        ------------     ------------
     Net asset value of shares issued to shareholders upon
       reinvestment of dividends and distributions:
          Retail Class .............................................       2,017,153          501,337
          Service Class ............................................         730,501          276,240
                                                                        ------------     ------------
                                                                           2,747,654          777,577
                                                                        ------------     ------------
     Net asset value of shares redeemed:
          Retail Class .............................................      (3,214,735)      (2,761,202)
          Service Class ............................................      (1,494,428)      (2,171,662)
                                                                        ------------     ------------
                                                                          (4,709,163)      (4,932,864)
                                                                        ------------     ------------
     Net increase in net assets from capital share
       transactions ................................................      20,092,082       17,330,488
                                                                        ------------     ------------
Total increase in net assets .......................................      19,740,563       20,249,349
Net Assets:
     Beginning of period ...........................................      34,373,779       14,124,430
                                                                        ------------     ------------
     End of period (including undistributed net investment
       income of $55,113 and $472, respectively) ...................    $ 54,114,342     $ 34,373,779
                                                                        ============     ============

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Notes to Financial Statements (unaudited)
================================================================================

     Note 1 -- Description. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of six separate investment portfolios: Westwood Equity Fund, Westwood Intermediate Bond Fund, Westwood Balanced Fund (collectively, the "Funds"), Westwood Cash Management Fund, Westwood SmallCap Equity Fund and Westwood Realty Fund, each with two (2) classes of shares known as the Service Class and the Retail Class (formerly the "Institutional Class"). Westwood SmallCap Equity Fund Retail Class commenced operations on April 15, 1997. Westwood Cash Management Fund and Westwood Realty Fund have not commenced operations. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Effective November 8, 1994, all shares in the Service Class of Westwood Intermediate Bond Fund were redeemed. No such shares were outstanding at March 31, 1997, although such shares are available for sale.

     Note 2 -- Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds.

     (a) Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

     (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

     (c) Distributions to shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and quarterly for the Balanced Fund. The Intermediate Bond Fund declares dividends of such income daily and pays those dividends monthly. Distributions of net realized gains are normally declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment; temporary differences do not require a reclassification.

     (d) Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

     (e) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily

THE WESTWOOD FUNDS
Notes to Financial Statements (unaudited)(continued)
================================================================================

     to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense.

     (f) Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     Note 3 -- Investment Advisory, Administrative and Other Transactions with Affiliates. Teton Advisers LLC (the "Adviser") has entered into an Investment Advisory Agreement with the Trust and a Sub-Advisory Agreement with Westwood Management Corporation (the "Sub-Adviser") and the Trust whereby Westwood Management Corporation serves as Sub-Adviser to the Trust. The Adviser oversees the administration of each Fund's business and affairs. In this connection the Adviser is responsible for maintaining certain of the Funds' books and records and performing other administrative services. As compensation for its services and related expenses, the Trust pays the Adviser a fee computed daily and payable monthly in an amount equal on an annualized basis to 1.00% for the Equity Fund, .60% for the Intermediate Bond Fund and .75% for the Balanced Fund of each Fund's daily average net asset value. For the six months ended March 31, 1997, the Adviser waived fees of $24,133, $16,214 and $39,047, respectively. Additionally, the Adviser has voluntarily agreed to reimburse the Funds in the event the Funds' annual expenses exceed certain prescribed limits. As of March 31, 1997, the Adviser reimbursed the Intermediate Bond Fund in the amount of $2,447.

     Gabelli & Company, an indirect subsidiary of Gabelli Funds, Inc. serves as distributor of the Funds. On September 30, 1994 the Funds' shareholders approved a Plan of Distribution (the "Plan") for the Retail Class of shares pursuant to Rule 12b-1. The Plan authorizes payment by the Funds to reimburse Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of up to .25% of the average daily net assets. Under the Distribution Plan and Agreement (the "Plan") for the Service Class, each Fund may reimburse Gabelli & Company on a monthly basis for cost and expenses in connection with the distribution and marketing of Service Class shares. This distribution expense is subject to a maximum limit of 0.35% per annum of the average daily net assets of the Service Class of the Intermediate Bond Fund and 0.50% per annum of the Service Class of the Equity and Balanced Funds. There were no Service Class shares outstanding during the six months ended March 31, 1997 for the Intermediate Bond Fund. Subject to Board of Trustees approval, distribution expenses related to the Retail Class shares incurred by Gabelli & Company, totalling $101,500 for the Equity Fund, $13,200 for the Intermediate Bond Fund and $451,700 for the Balanced Fund, which are in excess of the Retail Class .25% limitation may be recovered from the Funds in future periods, subject to such limitation.

THE WESTWOOD FUNDS
Notes to Financial Statements (unaudited)(continued)
================================================================================

     Note 4 -- Securities Transactions.

     (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended Mach 31, 1997 were as follows:

                                    Common Stocks & Bonds         U.S. Government Obligations
                                    ---------------------         ---------------------------
                                    Purchases       Sales           Purchases         Sales
                                    ---------       -----           ---------         -----
Equity Fund.....................   $32,205,968   $13,151,024       $10,754,399      $7,409,997
Intermediate Bond Fund..........    12,161,691    12,209,447         3,396,982       3,385,557
Balanced Fund...................    19,646,177    12,925,032        17,392,741      10,022,504

     (b) Federal income tax basis. Gross unrealized appreciation and depreciation on investment securities at March 31, 1997 based on cost for Federal income tax purposes, is as follows:

                                       Gross            Gross                 Net
                                    Unrealized       Unrealized            Unrealized
                                   Appreciation     Depreciation    Appreciation/Depreciation
                                   ------------     ------------    -------------------------

Equity Fund.....................   $5,092,424       $(1,101,825)          $3,990,599
Intermediate Bond Fund..........        6,939          (104,413)             (97,474)
Balanced Fund...................    3,922,253          (887,262)           3,034,991

     Note 5-- Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                                      Six Months Ended March 31, 1997             Year Ended September 30, 1996
                                                      -------------------------------             -----------------------------
                                                     Equity     Intermediate    Balanced        Equity     Intermediate   Balanced
                                                      Fund        Bond Fund       Fund           Fund        Bond Fund      Fund
                                                      ----        ---------       ----           ----        ---------      ----
Retail Class
Shares sold ...................................     4,458,105       76,287      2,051,398      1,899,542      184,406     1,807,225
Shares issued in reinvestment of net investment
  income and capital gain distributions .......       531,614       11,601        210,516        204,420       18,608        54,134
Shares redeemed ...............................      (767,603)    (100,947)      (321,372)      (542,403     (120,336)     (292,132)
                                                   ----------     --------     ----------     ----------     --------     ---------
Net increase (decrease) in shares .............     4,222,116      (13,059)     1,940,542      1,561,559       82,678     1,569,227
                                                   ==========     ========     ==========      =========     ========     =========

Service Class
Shares sold ...................................       121,929                     138,716        160,373                    509,146
Shares issued in reinvestment of net investment
  income and capital gain distributions .......        21,311                      74,397            726                     30,203
Shares redeemed ...............................       (14,335)                   (149,487)       (12,695)                  (235,513)
                                                   ----------                  ----------       --------                  ---------
Net increase in shares ........................       128,905                      63,626        148,404                    303,836
                                                   ==========                  ==========       ========                  =========

     Note 6 -- Federal Income Tax Carryforwards. At September 30, 1996 the Westwood Intermediate Bond Fund had a capital loss carryforward of $596,040 which will be available through September 2003 to offset future capital gains as provided by the Federal Income Tax regulations. To the extent that this carryforward loss is used to offset future capital gains, the gains so offset would not be distributed to shareholders.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios
For a share outstanding throughout each period(a)
================================================================================

                                             Six Months Ended                           Year Ended September 30,
                                              March 31, 1997         ---------------------------------------------------------------
                                                (unaudited)                 1996                 1995                  1994
                                           --------------------      ------------------    -----------------    -----------------
                                           Retail       Service      Retail     Service    Retail    Service    Retail    Service
Equity Fund                                 Class        Class        Class      Class      Class     Class      Class     Class*
                                           -------      -------      -------    -------    -------   -------    -------   -------
Net Asset Value, Beginning of Period ....  $  7.68      $  7.69      $  6.59    $  6.57    $  5.50   $  5.48    $  9.91   $  5.53
                                           -------      -------      -------    -------    -------   -------    -------   -------
Income from Investment Operations:
  Net investment income .................     0.05         0.04         0.08       0.06       0.04      0.04       0.10      0.06
  Net realized and unrealized gain
    (loss) on investments ...............     0.77         0.77         1.59       1.58       1.31      1.29       0.64     (0.11)
                                           -------      -------      -------    -------    -------   -------    -------   -------
  Total from Investment Operations ......     0.82         0.81         1.67       1.64       1.35      1.33       0.74     (0.05)
                                           -------      -------      -------    -------    -------   -------    -------   -------
Less Distributions:
  Dividends from net investment income ..    (0.07)       (0.06)       (0.06)      --        (0.06)    (0.04)     (0.07)     --
  Distributions from net realized
    capital gains .......................    (0.83)       (0.83)       (0.52)     (0.52)     (0.20)    (0.20)     (5.08)     --
                                           -------      -------      -------    -------    -------   -------    -------   -------
  Total Distributions ...................    (0.90)       (0.89)       (0.58)     (0.52)     (0.26)    (0.24)     (5.15)     --
                                           -------      -------      -------    -------    -------   -------    -------   -------
Net Asset Value, End of Period ..........  $  7.60      $  7.61      $  7.68    $  7.69    $  6.59   $  6.57    $  5.50   $  5.48
                                           =======      =======      =======    =======    =======   =======    =======   =======

Total Return (not reflecting sales load)     10.87%       10.78%       26.88%     26.33%     25.85%    25.54%      9.14%    (0.90)%
Net Assets End of Period (in thousands) .  $61,129      $ 2,189      $29,342    $ 1,221    $14,903   $    68    $ 8,637   $   254
Ratios to Average Net Assets of:
  Net Investment Income .................     1.20%**      0.93%**      1.16%      0.92%      0.77%     0.64%      1.63%     1.64%**
  Expenses net of waivers/reimbursements+     1.55%**      1.80%**      1.50%      1.74%      1.61%     1.85%      0.71%     1.04%**
  Expenses before waivers/reimbursements+     1.66%**      1.91%**      1.95%      2.19%      2.29%     2.63%      1.94%     2.29%**
  Portfolio Turnover Rate ...............       49%          49%         106%       106%       107%      107%       137%      137%
Average Commission Rate (per share
  of security) ..........................  $ 0.053      $ 0.053      $ 0.054    $ 0.054       --        --         --        --

                                            Year Ended September 30,
                                            ------------------------
                                               1993       1992
                                              -------    -------
Equity Fund                                      Retail Class
                                              ------------------
Net Asset Value, Beginning of Period ....     $ 14.19    $ 14.23
                                              -------    -------
Income from Investment Operations:
  Net investment income .................        0.05       0.27
  Net realized and unrealized gain
    (loss) on investments ...............        2.12       0.34
                                              -------    -------
  Total from Investment Operations ......        2.17       0.61
                                              -------    -------
Less Distributions:
  Dividends from net investment income ..       (0.55)     (0.51)
  Distributions from net realized
    capital gains .......................       (5.90)     (0.14)
                                              -------    -------
  Total Distributions ...................       (6.45)     (0.65)
                                              -------    -------
Net Asset Value, End of Period ..........     $  9.91    $ 14.19
                                              =======    =======

Total Return (not reflecting sales load)        20.16%      4.16%
Net Assets End of Period (in thousands) .     $ 5,172    $13,161
Ratios to Average Net Assets of:
  Net Investment Income .................        0.40%      1.85%
  Expenses net of waivers/reimbursements+        1.95%      1.40%
  Expenses before waivers/reimbursements+        2.32%      1.54%
  Portfolio Turnover Rate ...............         102%        75%
Average Commission Rate (per share
  of security) ..........................        --         --

================================================================================

                                            Six Months Ended                       Year Ended September 30,
                                             March 31, 1997  --------------------------------------------------------------------
                                               (unaudited)    1996           1995                1994             1993     1992
                                                 ------      ------    -----------------   -----------------     -------  -------
                                                 Retail      Retail    Retail    Service   Retail    Service
Intermediate Bond Fund                           Class       Class     Class     Class(b)  Class     Class*        Retail Class
                                                 ------      ------    ------    ------    ------    ------      ----------------
Net Asset Value, Beginning of Period ..........  $ 9.88      $ 9.98    $ 9.48    $ 9.48    $10.73    $10.51      $10.65    $10.00
                                                 ------      ------    ------    ------    ------    ------      ------    ------
Income from Investment Operations:
  Net investment income .......................    0.30        0.51      0.52      0.05      0.48      0.41        0.39      0.51
  Net realized and unrealized gain
    (loss) on investments .....................    0.08       (0.10)     0.50     (0.14)    (1.04)    (1.03)       0.62      0.65
                                                 ------      ------    ------    ------    ------    ------      ------    ------
  Total from Investment Operations ............    0.38        0.41      1.02     (0.09)    (0.56)    (0.62)       1.01      1.16
                                                 ------      ------    ------    ------    ------    ------      ------    ------
Less Distributions:
  Dividends from net investment income ........   (0.30)      (0.51)    (0.52)    (0.05)    (0.48)    (0.41)      (0.39)    (0.51)
  Distributions from net realized capital gains    --          --        --        --       (0.21)     --         (0.54)     --
                                                 ------      ------    ------    ------    ------    ------      ------    ------
  Total Distributions .........................   (0.30)      (0.51)    (0.52)    (0.05)    (0.69)    (0.41)      (0.93)    (0.51)
                                                 ------      ------    ------    ------    ------    ------      ------    ------
Net Asset Value, End of Period ................  $ 9.96      $ 9.88    $ 9.98    $ 9.34    $ 9.48    $ 9.48      $10.73    $10.65
                                                 ======      ======    ======    ======    ======    ======      ======    ======
Total Return (not reflecting sales load) ......    3.82%       4.50%    11.13%    (0.95)%   (5.46)%   (6.81)%     10.24%    11.87%
Net Assets End of Period (in thousands) .......  $5,408      $5,496    $4,729    $    0    $7,339    $   76      $2,849    $3,153
Ratios to Average Net Assets of:
  Net Investment Income .......................    5.91%**     5.43%     5.38%     4.85%     4.86%     6.05%**     3.74%     5.25%
  Expenses net of waivers/reimbursements+ .....    1.08%**     1.09%     1.17%     1.45%     0.92%     1.34%**     2.40%     1.94%
  Expenses before waivers/reimbursements+ .....    1.77%**     2.46%     2.47%     4.07%     1.75%     2.37%**     3.46%     3.40%
  Portfolio Turnover Rate .....................     333%        309%      165%       70%      203%      203%        222%      198%

----------
(a)  Per share based on the average number of shares outstanding during the period.
(b) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this Class since that date. Accordingly, the NAV per share of $9.34 represented the net asset value on November 8, 1994.
*    Prior to January 28, 1994, no shares of the Service Class were issued.
**   Annualized.
+    See page 18.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
Selected Per Share Data and Ratios (continued)
For a share outstanding throughout each period(a)
================================================================================

                                                   Six Months Ended                        Year Ended September 30,
                                                    March 31, 1997       ---------------------------------------------------------
                                                     (unaudited)                1996               1995                1994
                                                 -------------------     -----------------   -----------------   -----------------
                                                 Retail      Service     Retail    Service   Retail    Service   Retail    Service
Balanced Fund                                     Class       Class       Class     Class     Class     Class     Class     Class
                                                 -------     -------     -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period ..........  $  9.71     $  9.69     $  8.47   $  8.45   $  7.12      7.10   $ 10.89   $ 10.88
                                                 -------     -------     -------   -------   -------   -------   -------   -------
Income from Investment Operations:
  Net investment income .......................     0.14        0.12        0.22      0.20      0.19      0.17      0.12      0.15
  Net realized and unrealized gain
  on investments ..............................     0.60        0.62        1.37      1.37      1.35      1.35      0.42      0.36
                                                 -------     -------     -------   -------   -------   -------   -------   -------
  Total from Investment Operations ............     0.74        0.74        1.59      1.57      1.54      1.52      0.54      0.51
                                                 -------     -------     -------   -------   -------   -------   -------   -------
Less Distributions:
  Dividends from net investment income ........    (0.11)      (0.11)      (0.22)    (0.20)    (0.19)    (0.17)    (0.13)    (0.11)
  Distributions from net realized capital gains    (0.58)      (0.58)      (0.13)    (0.13)     --        --       (4.18)    (4.18)
                                                 -------     -------     -------   -------   -------   -------   -------   -------
  Total Distributions .........................    (0.69)      (0.69)      (0.35)    (0.33)    (0.19)    (0.17)    (4.31)    (4.29)
                                                 -------     -------     -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period ................  $  9.76     $  9.74     $  9.71   $  9.69   $  8.47   $  8.45   $  7.12   $  7.10
                                                 =======     =======     =======   =======   =======   =======   =======   =======
Total Return (not reflecting sales load) ......     7.71%       7.63%      19.11%    18.85%    21.98%    21.67%     5.30%     4.67%
Net Assets End of Period (in thousands) .......  $42,222     $11,892     $23,158   $11,216   $ 6,912   $ 7,212   $ 3,081   $10,810
Ratios to Average Net Assets of:
  Net Investment Income .......................     2.71%**     2.45%**     2.62%     2.34%     2.47%     2.26%     1.55%     2.15%
  Expenses net of waivers/reimbursements+ .....     1.30%**     1.55%**     1.32%     1.57%     1.35%     1.62%     1.68%     1.17%
  Expenses before waivers/reimbursements+ .....     1.48%**     1.73%**     1.71%     1.96%     1.86%     2.24%     2.36%     2.11%
  Portfolio Turnover Rate .....................       56%         56%        111%      111%      133%      133%      168%      168%
Average Commission Rate (per share of security)  $ 0.055     $ 0.055     $ 0.055   $ 0.055      --        --        --        --

                                                   Year Ended September 30,
                                                 ----------------------------
                                                       1993             1992
                                                 -----------------     ------
                                                 Retail    Service     Retail
Balanced Fund                                    Class     Class*      Class
                                                 ------    ------      ------
Net Asset Value, Beginning of Period ..........  $10.45    $10.24      $10.00
                                                 ------    ------      ------
Income from Investment Operations:
  Net investment income .......................    0.20      0.19        0.31
  Net realized and unrealized gain
  on investments ..............................    1.44      0.52        0.49
                                                 ------    ------      ------
  Total from Investment Operations ............    1.64      0.71        0.80
                                                 ------    ------      ------
Less Distributions:
  Dividends from net investment income ........   (0.24)    (0.07)      (0.31)
  Distributions from net realized capital gains   (0.96)     --         (0.04)
                                                 ------    ------      ------
  Total Distributions .........................   (1.20)    (0.07)      (0.35)
                                                 ------    ------      ------
Net Asset Value, End of Period ................  $10.89    $10.88      $10.45
                                                 ======    ======      ======
Total Return (not reflecting sales load) ......   17.60%     6.96%       7.32%
Net Assets End of Period (in thousands) .......  $1,583    $  114      $3,716
Ratios to Average Net Assets of:
  Net Investment Income .......................    1.90%     1.76%**     3.13%
  Expenses net of waivers/reimbursements+ .....    1.82%     2.07%**     1.44%
  Expenses before waivers/reimbursements+ .....    2.97%     3.14%**     2.38%
  Portfolio Turnover Rate .....................     192%      192%        178%
Average Commission Rate (per share of security)    --        --          --

----------
(a)  Per share based on the average number of shares outstanding during the period.
*    Prior to April 6, 1993, no shares of the Service Class were issued.
**   Annualized.
+ Beginning in fiscal 1995, the ratios exclude a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for six months ended March 31, 1997 (annualized) and fiscal year ended September 30, 1996 would be:
     Equity Fund -- Retail Class -- net of waivers (1.50% and
                    1.44%, respectively), before waivers (1.61% and 1.88%, respectively) Service Class -- net of waivers (1.75% and 1.68%, respectively), before waivers (1.86% and 2.13%, respectively)
     Intermediate Bond Fund -- Retail Class -- net of waivers
                    (1.00% and 1.00%, respectively), before waivers (1.69% and 2.36%, respectively)
     Balanced Fund -- Retail Class -- net of waivers (1.25% and
                    1.24%, respectively), before waivers (1.43% and 1.63%, respectively) Service Class -- net of waivers (1.50% and 1.49%, respectively), before waivers (1.68% and 1.89%, respectively)

                 See accompanying notes to financial statements.

                               The Westwood Funds
                              One Corporate Center
                                  Rye, NY 10580
                        General and Account Information:
               1-(800) GABELLI (422-3554) (all continental states)

                                Board of Trustees

SUSAN M. BYRNE                                    JAMES P. CONN
President and                                     Managing Director and
Chief Investment Officer                          Chief Investment Officer
                                                  Financial Security Assurance

ANTHONY J. COLAVITA                               DR. WERNER J. ROEDER
Attorney-at-Law                                   Director of Surgery
Anthony J. Colavita, P.C.                         Lawrence Hospital

                                    Officers

SUSAN M. BYRNE                                    BRUCE N. ALPERT
President and                                     Vice President
Chief Investment Officer                          and Treasurer

PATRICIA R. FRAZE                                 JAMES E. McKEE
Vice President                                    Secretary

DOUGLAS LEHMAN
Vice President

                               Investment Adviser
                               Teton Advisers LLC

                             Investment Sub-Adviser
                         Westwood Management Corporation

                                   Distributor
                             Gabelli & Company, Inc.

                                    Custodian
                              The Bank of New York

                                  Legal Counsel
                                Baker & McKenzie

--------------------------------------------------------------------------------
This report is for the information of the shareholders of The Westwood Funds. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
--------------------------------------------------------------------------------

                                       The

                                    Westwood

                                      Funds


                              WESTWOOD EQUITY FUND
                         WESTWOOD INTERMEDIATE BOND FUND
                             WESTWOOD BALANCED FUND


                               Semi-Annual Report

                            ------------------------
                                 March 31, 1997
                            ------------------------